Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017
Class A Subordinate Voting
Common shares issued (in shares)	98,081,889	87,067,604
Common shares outstanding (in shares)	98,081,889	87,067,604
Class B Multiple Voting
Common shares issued (in shares)	12,310,800	12,810,084
Common shares outstanding (in shares)	12,310,800	12,810,084